TEMPLETON FUNDS

500 East Broward Blvd., Suite 2100

Fort Lauderdale, FL

Tel 954.527.7500

February 2, 2010

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: Templeton Funds (the "Registrant") (File Nos. 811-02781; 333-163983) - Reorganization of Templeton Global-Long Short Fund, a series of Franklin Templeton International Trust, with and into Templeton World Fund, a series of the Registrant

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the "Securities Act"), is Pre-Effective Amendment No. 1 (the "Amendment") to the registration statement on Form N-14 (the "Registration Statement") of the Registrant, which was initially filed on December 23, 2009. The Amendment is being filed to revise the Registration Statement per comments from the staff of the U.S. Securities and Exchange Commission (“Commission”) and to incorporate by reference the prospectus and statement of additional information of Templeton World Fund contained in Post-Effective Amendment No. 46 to the registration statement on Form N-1A of the Registrant, which was filed via EDGAR on December 28, 2009 (Accession No. 0001379491-09-000077) and the annual report to shareholders for the fiscal year ended October 31, 2009 for the Templeton Global Long-Short Fund, which was filed via EDGAR on January 4, 2010 on Form N-CSR.

Pursuant to the requirements of Rule 461 of the 1933 Act, the undersigned officers of the Registrant and Franklin Templeton Distributors, Inc., the principal underwriter of the Registrant, respectfully request that the effectiveness of the Amendment be accelerated to Tuesday, February 2, 2010.

In connection with this request for acceleration, the Registrant acknowledges that: (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Registrant's filing; (ii) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (iii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iv) the Registrant may not assert this action as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

Securities and Exchange Commission

February 2, 2010

The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration Statement: (i) Prospectus of Templeton World Fund--Class A, B, C and Advisor Class, dated January 1, 2010; (ii) Statement of Additional Information of Templeton World Fund--Class A, B, C and Advisor Class, dated January 1, 2010; (iii) Prospectus of Templeton Global Long-Short Fund -- Class A, B and Advisor Class, dated March 1, 2009; and (iv) Annual Report of Templeton Global Long-Short Fund for the fiscal year ended October 31, 2009.

Thank you for your prompt attention to the Amendment and to the request for acceleration of the effective date of the Amendment. Please direct any questions regarding this filing and acceleration request to the undersigned at (954) 847-2285 or, in his absence, to Kristin H. Ives, Esquire, of Stradley Ronon Stevens & Young, LLP at (215) 564-8037.

Sincerely yours,

/s/ROBERT C. ROSSELOT	/s/STEVEN J. GRAY
Robert C. Rosselot	Steven J. Gray
Secretary and Vice President	Vice President
Templeton Funds	Franklin Templeton Distributors, Inc.

cc: Kristin H. Ives, Esq.

Raj Dadoo - PricewaterhouseCoopers LLP